Provisions, income tax liabilities and other liabilities - Summary of Net Pre-tax Actuarial Loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Net pre-tax actuarial loss	€ (2,258)	€ (2,259)	€ (2,090)